Fair Value Measurements (Details) - Schedule of fair value on a recurring basis	Dec. 31, 2020 USD ($)
Quoted Prices in Active Markets (Level 1) [Member]
Liabilities:
Total Fair Value	$ 206,498,802
Quoted Prices in Active Markets (Level 1) [Member] | US Treasury Securities [Member]
Assets:
Assets	206,498,802
Quoted Prices in Active Markets (Level 1) [Member] | Public warrants [Member]
Liabilities:
Liabilities
Quoted Prices in Active Markets (Level 1) [Member] | Private placement warrants [Member]
Liabilities:
Liabilities
Significant Other Observable Inputs (Level 2) [Member]
Liabilities:
Total Fair Value
Significant Other Observable Inputs (Level 2) [Member] | US Treasury Securities [Member]
Assets:
Assets
Significant Other Observable Inputs (Level 2) [Member] | Public warrants [Member]
Liabilities:
Liabilities
Significant Other Observable Inputs (Level 2) [Member] | Private placement warrants [Member]
Liabilities:
Liabilities
Significant Other Unobservable Inputs (Level 3) [Member]
Liabilities:
Total Fair Value	21,226,950
Significant Other Unobservable Inputs (Level 3) [Member] | US Treasury Securities [Member]
Assets:
Assets
Significant Other Unobservable Inputs (Level 3) [Member] | Public warrants [Member]
Liabilities:
Liabilities	13,319,250
Significant Other Unobservable Inputs (Level 3) [Member] | Private placement warrants [Member]
Liabilities:
Liabilities	$ 7,907,700